Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Minimum percentage of owned subsidiaries included in consolidated federal income tax return (in hundredths)	80.00%	80.00%	80.00%
Current expense (benefit) [Abstract]
Federal	$ (2,716)	$ 7,639	$ 6,124
State and other	17,134	8,798	7,819
Total current expense	14,418	16,437	13,943
Deferred expense (benefit) [Abstract]
Federal	120,234	71,832	(129,290)
State	(24,552)	23,918	(2,822)
Total deferred expense (benefit)	95,682	95,750	(132,113)
Tax expense relating to uncertain tax positions, including accrued interest	3,667	990	4,251
Income tax expense (benefit)	113,767	113,177	(113,918)
Reconciliation of the statutory federal income tax to the effective income tax [Abstract]
Federal tax expense (benefit) at statutory federal rate	112,531	82,953	(130,092)
State income taxes, net of federal benefit	11,784	19,577	8,716
Changes in the valuation allowance	(2,428)	(1,427)	6,602
Change in the state rate used to determine deferred taxes, net of federal benefit	5,842	(6,764)	(11,274)
Tax expense relating to uncertain tax positions, including accrued interest, net of deferred tax benefits	1,202	(105)	1,417
Non-deductible officers' compensation	3,989	7,264	5,934
Other non-deductible expenses	3,246	3,340	1,329
Increase in certain state and city net operating loss carry forwards pursuant to the finalization of an examination with a taxing authority	(18,951)	0	0
Elimination of state carry forwards pursuant to LLC conversions	0	9,095	0
Research credit	(1,800)	(1,200)	(811)
Loss (gain) attributable to noncontrolling interests	(227)	96	2,837
Other	(1,421)	348	1,424
Income tax expense (benefit)	113,767	113,177	(113,918)
Deferred Tax Asset (Liability), Current [Abstract]
NOLs and tax credit carry forwards	96,570	477,441
Compensation and benefit plans	43,074	33,396
Allowance for doubtful accounts	6,260	4,445
Other liabilities	8,626	19,944
Deferred tax asset	154,530	535,226
Valuation allowance	(2,217)	(10,194)
Net deferred tax asset, current	152,313	525,032
Investments	(48,668)	(7,612)
Deferred tax liability, current	(48,668)	(7,612)
Net deferred tax asset, current	103,645	517,420
Deferred Tax Asset (Liability), Noncurrent [Abstract]
NOLs and tax credit carry forwards	513,319	41,657
Compensation and benefit plans	57,929	80,097
Investments	4,565	0
Partnership investments	(161,501)	(184,438)
Other	8,483	13,636
Deferred tax asset	745,797	319,828
Valuation allowance	(11,224)	(5,962)
Net deferred tax asset, noncurrent	734,573	313,866
Fixed assets and intangibles	(620,987)	(361,949)
Investments	0	(20,504)
Other assets	(14,299)	(16,789)
Deferred tax liability, noncurrent	(635,286)	(399,242)
Net deferred tax asset (liability), noncurrent	99,287	(85,376)
Total net deferred tax asset	202,932	432,044
Operating Loss and Tax Credit Carryforwards [Abstract]
Consolidated federal net operating loss carryforwards	1,561,663
Operating loss carryforwards, expiration dates	2021 through 2026
NOL for which a deferred tax asset has been recorded	1,354,592
NOL for which a deferred tax asset has not been recorded	207,071
Excess tax deduction resulting from exercise and issuance of certain share-based awards over aggregate compensation expense for such awards for the current period	30,162
Excess tax deduction resulting from exercise and issuance of certain share-based awards over aggregate compensation expense for such awards on a cumulative basis	195,156
Federal alternative minimum tax credit carryforwards which do not expire	22,061
Increase in NOL due to change in tax accounting method for certain installation costs with regard to Optimum Online and Optimum Voice businesses	270,000
Reduction in income tax basis of certain fixed assets	270,000
Reconciliation of unrecognized tax benefits associated with uncertain tax positions, excluding associated deferred tax benefits and accrued interest [Roll Forward]
Balance, beginning of period	62,404
Increases related to prior year tax positions	3,971
Decreases related to prior year tax positions	(2,008)
Increases related to current year tax positions	619
Settlements	(3,979)
Lapse of statute of limitations	(909)
Balance, end of period	60,098	62,404
Decrease in income tax expense if all uncertain tax positions were sustained	56,203
Interest expense included in income tax expense attributable to continuing operations	1,210	385	331
Accrued interest on uncertain tax positions included in other accrued expenses	1,306
CSC Holdings [Member]
Income Taxes [Abstract]
Minimum percentage of owned subsidiaries included in consolidated federal income tax return (in hundredths)	80.00%	80.00%	80.00%
Current expense (benefit) [Abstract]
Federal	6,190	11,174	9,236
State and other	17,134	8,798	7,819
Total current expense	23,324	19,972	17,055
Deferred expense (benefit) [Abstract]
Federal	226,188	125,182	(82,972)
State	(2,293)	38,111	7,393
Total deferred expense (benefit)	223,895	163,293	(75,580)
Tax expense relating to uncertain tax positions, including accrued interest	3,667	990	4,251
Income tax expense (benefit)	250,886	184,255	(54,273)
CSC Holdings payable due to Cablevision representing the estimated federal income tax liability of CSC Holdings as determined on a stand-alone basis as if CSC Holdings filed separate federal consolidated income tax returns	10,091
Reconciliation of the statutory federal income tax to the effective income tax [Abstract]
Federal tax expense (benefit) at statutory federal rate	235,187	144,808	(77,090)
State income taxes, net of federal benefit	30,263	29,777	15,450
Changes in the valuation allowance	(2,428)	(1,427)	6,602
Change in the state rate used to determine deferred taxes, net of federal benefit	2,925	(8,510)	(11,366)
Tax expense relating to uncertain tax positions, including accrued interest, net of deferred tax benefits	1,202	(105)	1,417
Non-deductible officers' compensation	3,989	7,264	5,934
Other non-deductible expenses	3,246	3,340	1,329
Increase in certain state and city net operating loss carry forwards pursuant to the finalization of an examination with a taxing authority	(18,951)	0	0
Elimination of state carry forwards pursuant to LLC conversions	0	9,095	0
Research credit	(1,800)	(1,200)	(811)
Loss (gain) attributable to noncontrolling interests	(227)	96	2,837
Other	(2,520)	1,117	1,425
Income tax expense (benefit)	250,886	184,255	(54,273)
Deferred Tax Asset (Liability), Current [Abstract]
NOLs and tax credit carry forwards	152,163	270,594
Compensation and benefit plans	43,074	33,396
Allowance for doubtful accounts	6,260	4,445
Other liabilities	8,626	19,944
Deferred tax asset	210,123	328,379
Valuation allowance	(5,968)	(10,127)
Net deferred tax asset, current	204,155	318,252
Investments	(48,668)	(7,612)
Deferred tax liability, current	(48,668)	(7,612)
Net deferred tax asset, current	155,487	310,640
Deferred Tax Asset (Liability), Noncurrent [Abstract]
NOLs and tax credit carry forwards	41,634	0
Compensation and benefit plans	57,929	80,897
Investments	4,565	0
Partnership investments	(161,501)	(13,636)
Other	8,483	13,636
Deferred tax asset	274,112	278,171
Valuation allowance	(7,473)	(6,029)
Net deferred tax asset, noncurrent	266,639	272,142
Fixed assets and intangibles	(620,987)	(361,949)
Investments	0	(20,504)
Other assets	(14,299)	(16,790)
Deferred tax liability, noncurrent	(635,286)	(399,243)
Net deferred tax asset (liability), noncurrent	(368,647)	(127,101)
Total net deferred tax asset	(213,160)	183,539
Operating Loss and Tax Credit Carryforwards [Abstract]
Consolidated federal net operating loss carryforwards	377,956
Operating loss carryforwards, expiration dates	2024 and 2026
NOL for which a deferred tax asset has been recorded	231,349
NOL for which a deferred tax asset has not been recorded	146,607
Excess tax deduction resulting from exercise and issuance of certain share-based awards over aggregate compensation expense for such awards for the current period	30,162
Excess tax deduction resulting from exercise and issuance of certain share-based awards over aggregate compensation expense for such awards on a cumulative basis	134,692
Federal alternative minimum tax credit carryforwards which do not expire	$ 41,261
Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Income tax examination, year(s) under examination	2006-2008
State of New York [Member]
Income Tax Examination [Line Items]
Income tax examination, year(s) under examination	2006-2008